COMMITMENTS AND CONTRACTUAL OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Fiscal year ending December 31, 2018	$72,238 (CDN $90,626 )
Fiscal year ending December 31, 2019	75,133 (CDN $ 94,257 ~~)~~
Fiscal year ending December 31, 2020	67,257 (CDN $84,378)
Fiscal year ending December 31, 2021	29,162 (CDN $36,585)
Fiscal year ending December 31, 2022	5,707 (CDN $7,160)
Total	$249,497 (CDN 313,006 )